Schedule of Outstanding Warrants (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Sep. 12, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023		Sep. 30, 2024	Jul. 26, 2024	Jul. 15, 2024	Jun. 03, 2024	May 31, 2024	Apr. 18, 2024
Class of Warrant or Right [Line Items]
Public warrant redemption description		The Company may redeem the outstanding Public Warrants for $0.12 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $2,160.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis
Redemption of outstanding warrants per share	$ 0.12	$ 0.12
Share Price			$ 240.00
Number of shares purchased		1,403,320	910,299	111,772	[1]		58,235			89,151	16,375
Exercise price			$ 18.24
Gross proceeds				$ 1,250
Redemption Of Warrants [Member] | Share Price Equal Or Less Ten Point Zero Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Class of warrants, redemption notice period	30 days	30 days
Redemption Of Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Share Price	$ 2,160.00	$ 2,160,000.00
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares purchased			60,418,000								126,653
Exercise price			$ 18.24					$ 18.24			$ 72.00
Received dross proceeds			$ 1,100
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares purchased		22,275,000	68,335,000			22,275					126,653
Exercise price		$ 24.00	$ 24.00					18.24			$ 72.00
Gross proceeds		$ 500	$ 500
Series B Warrant [Member]
Class of Warrant or Right [Line Items]
Number of shares purchased			57,451		[1]
Gross proceeds			$ 1,200
Series B-1 Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares purchased			27,082,000						22,275
Exercise price			$ 18.24					$ 18.24	$ 24.00
Gross proceeds			$ 500
Series C-1 Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares purchased		4,167,000	47,936,000						66,878
Exercise price		$ 24.00	$ 18.24						$ 24.00
Gross proceeds		$ 100	$ 900
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares purchased									89,153
Exercise price									$ 36.00
Deemed dividend		$ 1,700							$ 1,700
Series G Warrants [Member]
Class of Warrant or Right [Line Items]
Number of shares purchased		227,334,000
Exercise price		$ 0.012
Gross proceeds		$ 3,000

[1]	Retrospectively restated for reverse recapitalization.